Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds V, Inc.
Entity Central Index Key	0000881773
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon Developed Markets Real Estate Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class A
Trading Symbol	DRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 151	1.30%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 151	[1]
Expense Ratio, Percent	1.30%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s perfor
manc
e?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hin der
  ed performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	24.86%	1.46%	3.95%
without Sales Charge	32.54%	2.67%	4.57%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.
Net Assets	$ 325,000,000
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 2,772,482
Investment Company, Portfolio Turnover	47.81%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio
Hold
ings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash co lla
teral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash co lla teral for securities loaned, if any.
BNY Mellon Developed Markets Real Estate Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class C
Trading Symbol	DGBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 237	2.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 237	[1]
Expense Ratio, Percent	2.05%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	30.53%	**	1.91%	3.80%
without Deferred Sales Charge	31.53%		1.91%	3.80%
MSCI World Index (broad-based index) *	33.68%		12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%		-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.
Net Assets	$ 325
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 2,772,482
Investment Company, Portfolio Turnover	47.81%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio
Hol
din
gs
(as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held
for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Developed Markets Real Estate Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class I
Trading Symbol	DRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 122	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 122	[1]
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	32.83%	2.94%	4.84%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.
Net Assets	$ 325
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 2,772,482
Investment Company, Portfolio Turnover	47.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%

Holdings [Text Block]
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net
Ass
ets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Developed Markets Real Estate Securities Fund - Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Developed Markets Real Estate Securities Fund
Class Name	Class Y
Trading Symbol	DRLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Developed Markets Real Estate Securities Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 122	1.05%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 122	[1]
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Global real estate performed well over the period as the Federal Reserve shifted to an easing stance. Australia, the U.S. and Europe led, while Hong Kong and Mexico lagged most.
  Strong top-down and bottom-up analysis produced broad-based outperformance. Stock selection was especially effective in Canada, Hong Kong, U.S., Japan and Australia.
  Strong outperformance resulted in few detractors during the period, but Singapore was the primary laggard, and a small overweight to Mexico also hindered performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class Y	32.83%	2.94%	4.86%
MSCI World Index (broad-based index) *	33.68%	12.03%	9.78%
FTSE EPRA/NAREIT Developed Index (Net)	28.46%	-0.15%	2.86%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of October 31, 2024.
Net Assets	$ 325
Holdings Count | Holdings	106
Advisory Fees Paid, Amount	$ 2,772,482
Investment Company, Portfolio Turnover	47.81%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 325	106	$ 2,772,482	47.81%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.